Business Combination, Significant Transaction and Sale of Business (Details Textual) - USD ($) $ in Thousands			1 Months Ended
	Jul. 11, 2016	Apr. 14, 2015	Oct. 31, 2016	Jul. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Combination Significant Transaction and Sale of Business (Textual)
Business combination consideration paid transferred						$ 1,050	$ 8,884
Contingent payment upon operational targets						2,405
Comblack IT Ltd. [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Business combination consideration paid transferred		$ 1,821
Payments upon closing of the business acquisition		1,523
Contingent payment upon operational targets		$ 298
Business acquisition, remaining ownership percentage		30.00%
Ownership interest acquired		70.00%
Redeemable non-controlling interest		$ 989
Infinigy Solutions LLC [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Business combination consideration paid transferred					$ 6,527
Payments upon closing of the business acquisition					5,600
Contingent payment upon operational targets					$ 927
Business acquisition, remaining ownership percentage					30.00%
Ownership interest acquired					70.00%
Redeemable non-controlling interest					$ 3,590	3,366
Roshtov Software Industries Ltd [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Business acquired consideration	$ 20,550
Business acquisition, remaining ownership percentage	40.00%
Ownership interest acquired	60.00%
Redeemable non-controlling interest	$ 14,012					15,565
Shavit Software (2009) Ltd. [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Business combination consideration paid transferred			$ 6,836
Payments upon closing of the business acquisition			$ 4,699
Ownership interest acquired			100.00%
Business acquisition, deferred payment			$ 2,137
Seller [Member] | Comblack IT Ltd. [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Redeemable non-controlling interest						5,034
Seller [Member] | Infinigy Solutions LLC [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Business acquired consideration				$ 534
Seller [Member] | Shavit Software (2009) Ltd. [Member]
Business Combination Significant Transaction and Sale of Business (Textual)
Business acquisition, deferred payment						$ 924